EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of earnings per share

Basic	2025	2024	2023
Numerator
Income attributable to the equity holders of Ambev	15,503.4	14,437.2	14,501.9
Denominator
Weighted average number of shares (i) (non-diluted)	15,617.5	15,734.5	15,744.8
Basic EPS	0.99	0.92	0.92

Diluted	2025	2024	2023
Numerator
Income attributable to the equity holders of Ambev	15,503.4	14,437.2	14,501.9
Denominator
Weighted average numbers of shares (i) (diluted)	15,683.9	15,814.7	15,838.6
Diluted EPS	0.99	0.91	0.92

(i)	Million shares